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                    SUPPLEMENT TO THE FOLLOWING PROSPECTUSES:

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    SCHWAB MUNICIPAL MONEY FUNDS --          SCHWAB VALUE ADVANTAGE INVESTMENTS(R)
SWEEP INVESTMENTS PROSPECTUS, DATED                    PROSPECTUS DATED
APRIL 30, 2007, AS AMENDED JUNE 29, 2007  APRIL 30, 2007, AS AMENDED OCTOBER 5, 2007
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THE INFORMATION PROVIDED IN THIS SUPPLEMENT IS EFFECTIVE AS OF FEBRUARY 5, 2008.

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUSES AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUSES.

The Prospectuses are hereby amended to reflect changes to each of the Schwab New York Municipal Money Fund's, Schwab New Jersey Municipal Money Fund's and Schwab Massachusetts Municipal Money Fund's name and 80% investment policy.

NAME CHANGE

Each Prospectus identified above is hereby amended to reflect the following name change for the Schwab New York Municipal Money Fund TM:

The Schwab New York Municipal Money Fund has changed its name to SCHWAB NEW YORK AMT TAX-FREE MONEY FUND TM.

The Schwab Municipal Money Funds -- Sweep Investments Prospectus is hereby amended to reflect the following name changes for the Schwab New Jersey Municipal Money Fund TM and the Schwab Massachusetts Municipal Money Fund TM:

The Schwab New Jersey Municipal Money Fund has changed its name to SCHWAB NEW JERSEY AMT TAX-FREE MONEY FUND TM.

The Schwab Massachusetts Municipal Money Fund has changed its name to SCHWAB MASSACHUSETTS AMT TAX-FREE MONEY FUND TM.

CHANGE IN 80% INVESTMENT POLICY

The Schwab New York Municipal Money Fund has added a requirement regarding the federal alternative minimum tax to its existing 80% investment policy. Accordingly, in each Prospectus identified above, the 80% investment policy at the end of the first paragraph of the "Strategy" section of the Schwab New York Municipal Money Fund is deleted and replaced with the following:

      Under normal circumstances, the fund will invest at least 80% of its net assets in municipal money market securities the interest from which is exempt from federal and New York state personal income tax, including the federal alternative minimum tax ("AMT"). The fund does not

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      currently intend to invest in any securities whose interest is subject to
      AMT.

The Schwab New Jersey Municipal Money Fund has added a requirement regarding the federal alternative minimum tax to its existing 80% investment policy. Accordingly, in the Schwab Municipal Money Funds -- Sweep Investments Prospectus, the 80% investment policy at the end of the first paragraph of the "Strategy" section of the Schwab New Jersey Municipal Money Fund is deleted and replaced with the following:

      Under normal circumstances, the fund will invest at least 80% of its net assets in municipal money market securities the interest from which is exempt from federal and New Jersey personal income tax, including the federal alternative minimum tax ("AMT"). The fund does not currently intend to invest in any securities whose interest is subject to AMT.

The Schwab Massachusetts Municipal Money Fund has added a requirement regarding the federal alternative minimum tax to its existing 80% investment policy. Accordingly, in the Schwab Municipal Money Funds -- Sweep Investments Prospectus, the 80% investment policy at the end of the first paragraph of the "Strategy" section of the Schwab Massachusetts Municipal Money Fund is deleted and replaced with the following:

      Under normal circumstances, the fund will invest at least 80% of its net assets in municipal money market securities the interest from which is exempt from federal and Massachusetts personal income tax, including the federal alternative minimum tax ("AMT"). The fund does not currently intend to invest in any securities whose interest is subject to AMT.


                        PLEASE RETAIN THIS SUPPLEMENT FOR
                                  YOUR RECORDS.

                                                           [CHARLES SCHWAB LOGO]

(C)2008 Charles Schwab & Co., Inc. All Rights Reserved
Member SIPC REG 40287 (02/08)